Annual Fund Operating Expenses - AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.71%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.08%
= Total Annual Portfolio Operating Expenses	1.04%